SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Leases - Undiscounted future minimum payments (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 245	¥ 1,601
2022	222	1,451
2023	240	1,563
2024	240	1,563
2025	203	1,327
Thereafter	78	508
Total lease payments	1,228	8,013
Less: Imputed interest	214	1,399
Present value of lease liabilities	$ 1,014	¥ 6,614